UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:      March 31, 2006

Check here if Amendment [ ]                         Amendment Number: _________

Institutional Investment Manager Filing this Report:

Name:    Sidus Investment Management, LLC, attn: Peter Oshiro

Address: 767 Third Avenue
         New York, NY 10017

Form 13F File Number:      028-11070

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Sidus Investment Management, LLC, attn: Peter Oshiro

Title:   Controller

Phone:   (212) 751-6644

Signature, Place, and Date of Signing:

        /s/ Peter Oshiro       New York, New York        May 15, 2006
            [Signature]          [City, State]              [Date]


Report Type:
[X]      13F HOLDINGS REPORT

[  ]     13F NOTICE

[  ]     13F COMBINATION REPORT

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      None

Form 13F Information Table Entry Total: 101

Form 13F Information Table Value Total: $290,431 (in thousands)

List of Other Included Managers:        None


COLUMN 1                        COLUMN 2       COLUMN 3     COLUMN 4    COLUMN 5      COLUMN 6       COLUMN 7     COLUMN8
--------                        --------       --------     --------    ---------     --------       --------     -------
                                 TITLE OF                    VALUE      AMOUNT        INVESTMENT     OTHER        VOTING
NAME OF ISSUER                   CLASS         CUSIP         (x$1000)   TYPE OF       DISCRETION     MANAGERS     AUTHORITY
                                                                        SECURITY
--------------                  ---------      ---------     --------   ----------     ----------    --------     ---------

Affiliated Computer Services Cl A COM          008190100      1193        20000 SH      SOLE           NONE         SOLE
Andrew Corp                       COM          034425108      1228       100000 SH      SOLE           NONE         SOLE
APAC Customer Services Inc        COM          00185E106      6289      2845900 SH      SOLE           NONE         SOLE
Arris Group Inc                   COM          04269Q100      4816       350000 SH      SOLE           NONE         SOLE
Avnet Inc                         COM          053807103      9771       385000 SH      SOLE           NONE         SOLE
Carrier Access Corp               COM          144460102      1636       271700 SH      SOLE           NONE         SOLE
Ceragon Networks Ltd              COM          M22013102      2256       469100 SH      SOLE           NONE         SOLE
Computer Assoc Intl Inc           COM          204912109      3129       115000 SH      SOLE           NONE         SOLE
Credence Systems Corp.            COM          225302108      1321       180000 SH      SOLE           NONE         SOLE
Dell Inc                          COM          24702R101      9672       325000 SH      SOLE           NONE         SOLE
Dendrite International Inc.       COM          248239105      1638       120000 SH      SOLE           NONE         SOLE
Ebay Inc                          COM          278642103      1170        30000 SH      SOLE           NONE         SOLE
ECI Telecom Ltd.                  COM          268258100      1586       140000 SH      SOLE           NONE         SOLE
Electroglas Inc                   COM          285324109      2604       478600 SH      SOLE           NONE         SOLE
Electronic Data Systems Corp      COM          285661104      1073        40000 SH      SOLE           NONE         SOLE
Epicor Software Corp              COM          29426L108      6178       460000 SH      SOLE           NONE         SOLE
eSpeed Inc                        COM          296643109      3498       438900 SH      SOLE           NONE         SOLE
FARO Technologies, Inc.           COM          311642102       714        50100 SH      SOLE           NONE         SOLE
Finisar                           COM          31787A101      4556       926000 SH      SOLE           NONE         SOLE
First Data Corp                   COM          319963104      8896       190000 SH      SOLE           NONE         SOLE
Harris Corp                       COM          413875105      1182        25000 SH      SOLE           NONE         SOLE
InFocus Corp.                     COM          45665B106       224        47150 SH      SOLE           NONE         SOLE
International Business Machs      COM          459200101      8247       100000 SH      SOLE           NONE         SOLE
Interwoven Inc                    COM          46114T508       765        85100 SH      SOLE           NONE         SOLE
Kongzhong Corp Sponsored ADR      COM          50047P104      1797       136000 SH      SOLE           NONE         SOLE
Lattice Semiconductor Corp        COM          518415104      8958      1345000 SH      SOLE           NONE         SOLE
Lightbridge Inc                   COM          532226107      2054       185000 SH      SOLE           NONE         SOLE
LookSmart Ltd.                    COM          543442107     10609      1972014 SH      SOLE           NONE         SOLE
Lucent Technologies Inc           COM          549463107      5490      1800000 SH      SOLE           NONE         SOLE
MasTec Inc                        COM          576323109      2763       195000 SH      SOLE           NONE         SOLE
Matrixone Inc                     COM          57685P304       716       100000 SH      SOLE           NONE         SOLE
McData Corp                       COM          580031201      4272       924600 SH      SOLE           NONE         SOLE
MDC Partners Inc                  COM          552697104      1567       183500 SH      SOLE           NONE         SOLE
Microsoft Corp                    COM          594918104      4626       170000 SH      SOLE           NONE         SOLE
Motorola Inc                      COM          620076109      1146        50000 SH      SOLE           NONE         SOLE
NMS Communications Corp           COM          629248105      9000      2400000 SH      SOLE           NONE         SOLE
Nokia Corp Sponsored ADR          COM          654902204       518        25000 SH      SOLE           NONE         SOLE
Optibase Ltd                      COM          M7524R108       156        40000 SH      SOLE           NONE         SOLE
Parametric Technology Corp        COM          699173100      9968       610400 SH      SOLE           NONE         SOLE
Presstek Inc                      COM          741113104      3713       312000 SH      SOLE           NONE         SOLE
R.R. Donnelley & Sons Co.         COM          257867101      3272       100000 SH      SOLE           NONE         SOLE



COLUMN 1                        COLUMN 2       COLUMN 3     COLUMN 4    COLUMN 5      COLUMN 6       COLUMN 7     COLUMN8
--------                        --------       --------     --------    ---------     --------       --------     -------
                                 TITLE OF                    VALUE       AMOUNT        INVESTMENT     OTHER        VOTING
NAME OF ISSUER                   CLASS          CUSIP        (x$1000)    TYPE OF       DISCRETION     MANAGERS     AUTHORITY
                                                                        SECURITY
--------------                  ---------      ---------     --------   ----------     ----------    --------     ---------

Radio One Inc.                    COM          75040P108     1977       265000 SH      SOLE           NONE         SOLE
SITEL Corp                        COM          82980K107     3567       849200 SH      SOLE           NONE         SOLE
SMART Modular Technologies        COM          G82245104     1358       150000 SH      SOLE           NONE         SOLE
Sprint Corp                       COM          852061100     8915       345000 SH      SOLE           NONE         SOLE
SupportSoft, Inc                  COM          868587106      266        60000 SH      SOLE           NONE         SOLE
Taiwan Semiconductor              COM          874039100     3672       365000 SH      SOLE           NONE         SOLE
Manufacturing Co. Ltd
Tibco Software Inc                COM          88632Q103     3887       465000 SH      SOLE           NONE         SOLE
Utstarcom Inc                     COM          918076100      755       120000 SH      SOLE           NONE         SOLE
Viewpoint Corp.                   COM          92672P108      353       255900 SH      SOLE           NONE         SOLE
Xilinx Inc                        COM          983919101      764        30000 SH      SOLE           NONE         SOLE
24/7 Real Media Inc               COM          901314203     2406       230000 SH      SOLE           NONE         SOLE
Adobe Sys Inc                     COM          00724F101     1049        30000 SH      SOLE           NONE         SOLE
Advisory Board Co                 COM          00762W107     1673        30000 SH      SOLE           NONE         SOLE
Altera Corp                       COM          021441100      413        20000 SH      SOLE           NONE         SOLE
aQuantive Inc                     COM          03839G105      706        30000 SH      SOLE           NONE         SOLE
Arrow Electrs Inc                 COM          042735100      968        30000 SH      SOLE           NONE         SOLE
Audiocodes Ltd                    COM          M15342104      415        30000 SH      SOLE           NONE         SOLE
Bankrate Inc                      COM          06646V108     1089        25000 SH      SOLE           NONE         SOLE
CDW Corp                          COM          12512N105      589        10000 SH      SOLE           NONE         SOLE
Ceridian Corp (New)               COM          156779100     1018        40000 SH      SOLE           NONE         SOLE
Cogent Inc                        COM          19239Y108     1100        60000 SH      SOLE           NONE         SOLE
Corning Inc                       COM          219350105      808        30000 SH      SOLE           NONE         SOLE
Corporate Executive Board Co      COM          21988R102     1009        10000 SH      SOLE           NONE         SOLE
Costar Group Inc                  COM          22160N109     1038        20000 SH      SOLE           NONE         SOLE
Cypress Semiconductor Corp        COM          232806109      339        20000 SH      SOLE           NONE         SOLE
Digitas Inc                       COM          25388K104     1008        70000 SH      SOLE           NONE         SOLE
Electronic Arts Inc               COM          285512109     1669        30500 SH      SOLE           NONE         SOLE
Encore Wire Corp.                 COM          292562105     2202        65000 SH      SOLE           NONE         SOLE
Equifax Inc                       COM          294429105     1862        50000 SH      SOLE           NONE         SOLE
Equinix Inc                       COM          29444U502      963        15000 SH      SOLE           NONE         SOLE
Fair Isaac Corp                   COM          303250104     1585        40000 SH      SOLE           NONE         SOLE
Fidelity National Info Services   COM          31620M106      406        10000 SH      SOLE           NONE         SOLE
Fiserv Inc                        COM          337738108     2128        50000 SH      SOLE           NONE         SOLE
Global Payments Inc.              COM          37940X102     4342        81900 SH      SOLE           NONE         SOLE
IAC/InterActiveCorp               COM          44919P102      737        25000 SH      SOLE           NONE         SOLE
iShares Russell 1000 Growth Index COM          464287614     9493       180000 SH      SOLE           NONE         SOLE
iShares Trust Russell 2000 Index  COM          464287655    12535       165000 SH      SOLE           NONE         SOLE
Logitech International SA         COM          541419107     2586        65000 SH      SOLE           NONE         SOLE
Marchex Inc                       COM          56624R108      753        35000 SH      SOLE           NONE         SOLE
Molex Inc                         COM          608554101      664        20000 SH      SOLE           NONE         SOLE
Morningstar Inc                   COM          617700109     1567        35000 SH      SOLE           NONE         SOLE



COLUMN 1                        COLUMN 2       COLUMN 3     COLUMN 4    COLUMN 5      COLUMN 6       COLUMN 7     COLUMN8
--------                        --------       --------     --------    ---------     --------       --------     -------
                                 TITLE OF                    VALUE       AMOUNT        INVESTMENT     OTHER        VOTING
NAME OF ISSUER                   CLASS          CUSIP        (x$1000)    TYPE OF       DISCRETION     MANAGERS     AUTHORITY
                                                                        SECURITY
--------------                  ---------      ---------     --------   ----------     ----------    --------     ---------

Nasdaq 100 Tr Unit Ser 1          COM          631100104     10348       246800 SH      SOLE           NONE         SOLE
Navteq Corp                       COM          63936L100      1520        30000 SH      SOLE           NONE         SOLE
RF Microdevices Inc               COM          749941100       779        90000 SH      SOLE           NONE         SOLE
Scansource Inc                    COM          806037107      6706       111000 SH      SOLE           NONE         SOLE
Silicon Motion Technology Corp.   COM          82706C108       243        20000 SH      SOLE           NONE         SOLE
Siliconware Precision Industries  COM          827084864       645       100000 SH      SOLE           NONE         SOLE
Co. Ltd
SPRD Tr Unit Ser 1                COM          78462F103      9906        76300 SH      SOLE           NONE         SOLE
SPSS Inc.                         COM          78462K102      1108        35000 SH      SOLE           NONE         SOLE
Stamps.com Inc                    COM          852857200       529        15000 SH      SOLE           NONE         SOLE
Telus Corp. (TSX)                 COM          87971M103       589        15000 SH      SOLE           NONE         SOLE
Trimble Navigation Ltd            COM          896239100       901        20000 SH      SOLE           NONE         SOLE
U.S. Global Investors, Inc.       COM          902952100       156        10000 SH      SOLE           NONE         SOLE
Valueclick Inc                    COM          92046N102      1472        87000 SH      SOLE           NONE         SOLE
VeriFone Holdings Inc             COM          92342Y109       909        30000 SH      SOLE           NONE         SOLE
VistaPrint Limited                COM          G93762204       299        10000 SH      SOLE           NONE         SOLE
Vodafone Group PLC                COM          92857W100       732        35000 SH      SOLE           NONE         SOLE
WebMD Health Corp                 COM          94770V102      1278        30700 SH      SOLE           NONE         SOLE
Ciena Corp 3.75% 02/01/2008       NOTE         171779AA9     11970     12600000 SH      SOLE           NONE         SOLE
Finisar Corp 2.50% 10/15/2010     NOTE         31787AAF8      1440      1000000 SH      SOLE           NONE         SOLE
